SUBSEQUENT EVENTS (Details Textual)	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Subsequent Event [Member] Warrant [Member] USD ($)	Dec. 31, 2013 Nanjing Bank Company Limited [Member]	Mar. 05, 2013 Nanjing Bank Company Limited [Member] USD ($)	Mar. 05, 2013 Nanjing Bank Company Limited [Member] CNY	Dec. 31, 2013 Nanjing Bank Company Limited [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2013 Nanjing Bank Company Limited [Member] Subsequent Event [Member] CNY	Dec. 31, 2013 Industrial And Commercial Bank Of China Limited [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2013 Industrial And Commercial Bank Of China Limited [Member] Subsequent Event [Member] CNY
Subsequent Event [Line Items]
Subsequent Event, Date				Feb. 25, 2014					Jan. 08, 2014	Jan. 08, 2014	Jan. 20, 2014	Jan. 20, 2014
Line Of Credit, Current	$ 2,477,715	$ 2,407,200					$ 825,905	5,000,000	$ 2,478,105	15,000,000
Line Of Credit Facility, Interest Rate During Period	6.30%	6.60%	5.78%			7.50%			7.50%	7.50%
Line Of Credit Facility, Expiration Date						Mar. 04, 2014			Jan. 08, 2015	Jan. 08, 2015
Repayments of Short-term Debt, Total									825,985	5,000,000	1,651,970	10,000,000
Stock Issued During Period, Shares, New Issues				734,700	220,410
Shares Issued, Price Per Share				$ 9.12	$ 11.86
Proceeds From Issuance Or Sale Of Equity, Gross				6,700,464
Proceeds from Issuance or Sale of Equity, Total				$ 6,074,000